Trade and Finance Receivables - Trade Receivables (Details) (USD $)							3 Months Ended	6 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2013 Iranian customers	Dec. 31, 2012 Iranian customers	Sep. 30, 2012 Iranian customers	Sep. 30, 2012 Iranian customers Customer not able to find acceptable methods of payment	Dec. 31, 2012 Iranian customers Customer not able to find acceptable methods of payment customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables, less allowances with Iranian customers	$ 269,892,000	$ 285,151,000	$ 305,036,000	$ 17,000,000	$ 20,000,000	$ 18,000,000
Number of customers not able to find acceptable methods of payment								1
Trade receivables reserved amounts related to one customer							$ 7,000,000	$ 9,000,000